Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Municipal Funds, Inc.
Entity Central Index Key	0000878092
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class A
Trading Symbol	DMUAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class C
Trading Symbol	DMUCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class I
Trading Symbol	DMBIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DMUYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Z
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DRMBX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	DHYAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	DHYCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class I
Trading Symbol	DYBIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DHYYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Z
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DHMBX
Shareholder Report Annual or Semi-Annual	annual shareholder report
BNY Mellon AMT-Free Municipal Bond Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 6.40%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Early in the period, higher inflation and tight monetary policy hampered the market, but later it rebounded, supported by investor sentiment that the rate-hiking cycle was nearing an end.

• Security selections in local general obligation bonds and certain revenue bonds, including education, public power, and water and sewer, added most to relative performance. Curve positioning, especially longer maturities, also contributed.

• The fund’s performance was hampered by security selection in some sectors, including hospitals, housing, airport and tobacco bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	1.62%	-0.20%	1.74%
without Sales Charge	6.40%	0.73%	2.20%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 1,978,000,000
Holdings Count	564
Advisory Fees Paid, Amount	$ 5,377,689
Portfolio Turnover	16.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,978	564	$5,377,689	16.51%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon AMT-Free Municipal Bond Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$148	1.44%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 148	[1]
Expense Ratio, Percent	1.44%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 5.57%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Early in the period, higher inflation and tight monetary policy hampered the market, but later it rebounded, supported by investor sentiment that the rate-hiking cycle was nearing an end.

• Security selections in local general obligation bonds and certain revenue bonds, including education, public power, and water and sewer, added most to relative performance. Curve positioning, especially longer maturities, also contributed.

• The fund’s performance was hampered by security selection in some sectors, including hospitals, housing, airport and tobacco bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	4.57%	**	-0.03%	1.44%
without Deferred Sales Charge	5.57%		-0.03%	1.44%
Bloomberg U.S. Municipal Bond Index	6.09%		1.02%	2.43%

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 1,978,000,000
Holdings Count	564
Advisory Fees Paid, Amount	$ 5,377,689
Portfolio Turnover	16.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,978	564	$5,377,689	16.51%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon AMT-Free Municipal Bond Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 6.66%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Early in the period, higher inflation and tight monetary policy hampered the market, but later it rebounded, supported by investor sentiment that the rate-hiking cycle was nearing an end.

• Security selections in local general obligation bonds and certain revenue bonds, including education, public power, and water and sewer, added most to relative performance. Curve positioning, especially longer maturities, also contributed.

• The fund’s performance was hampered by security selection in some sectors, including hospitals, housing, airport and tobacco bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	6.66%	0.97%	2.45%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 1,978,000,000
Holdings Count	564
Advisory Fees Paid, Amount	$ 5,377,689
Portfolio Turnover	16.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,978	564	$5,377,689	16.51%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon AMT-Free Municipal Bond Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 6.69%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Early in the period, higher inflation and tight monetary policy hampered the market, but later it rebounded, supported by investor sentiment that the rate-hiking cycle was nearing an end.

• Security selections in local general obligation bonds and certain revenue bonds, including education, public power, and water and sewer, added most to relative performance. Curve positioning, especially longer maturities, also contributed.

• The fund’s performance was hampered by security selection in some sectors, including hospitals, housing, airport and tobacco bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	6.69%	0.99%	2.52%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 1,978,000,000
Holdings Count	564
Advisory Fees Paid, Amount	$ 5,377,689
Portfolio Turnover	16.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,978	564	$5,377,689	16.51%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon AMT-Free Municipal Bond Fund | Class Z
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Z shares returned 6.65%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Early in the period, higher inflation and tight monetary policy hampered the market, but later it rebounded, supported by investor sentiment that the rate-hiking cycle was nearing an end.

• Security selections in local general obligation bonds and certain revenue bonds, including education, public power, and water and sewer, added most to relative performance. Curve positioning, especially longer maturities, also contributed.

• The fund’s performance was hampered by security selection in some sectors, including hospitals, housing, airport and tobacco bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Z Shares	6.65%	0.94%	2.43%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 1,978,000,000
Holdings Count	564
Advisory Fees Paid, Amount	$ 5,377,689
Portfolio Turnover	16.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,978	564	$5,377,689	16.51%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• As of the close of business on March 8, 2024, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Fund’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon Municipal Bond Fund, Inc. (the “Acquired Fund”) were transferred to the Fund in a tax free exchange at cost basis for Class Z of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of the Acquired Fund share class received Class Z shares of the Fund in an amount equal to the aggregate net asset value of their investment in the Fund’s Class Z shares at the time of the exchange.

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon High Yield Municipal Bond Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 9.62%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Stubborn inflation and tight monetary policy hindered the market, but it rebounded late in the period as inflation eased, and investors began to anticipate the beginning of Fed rate decreases.

• The fund’s focus on high yield municipals led to outperformance versus the investment-grade benchmark.  High yield municipals performed well versus most other instruments of similar duration.

• The fund’s exposure to below-investment-grade tobacco securities was a detractor from performance.  Certain other security selections also unperformed during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	4.73%	-0.61%	2.84%
without Sales Charge	9.62%	0.31%	3.32%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 240,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 1,076,105
Portfolio Turnover	15.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$240	171	$1,076,105	15.47%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon High Yield Municipal Bond Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.85%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 8.77%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Stubborn inflation and tight monetary policy hindered the market, but it rebounded late in the period as inflation eased, and investors began to anticipate the beginning of Fed rate decreases.

• The fund’s focus on high yield municipals led to outperformance versus the investment-grade benchmark.  High yield municipals performed well versus most other instruments of similar duration.

• The fund’s exposure to below-investment-grade tobacco securities was a detractor from performance.  Certain other security selections also unperformed during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	7.77%	**	-0.49%	2.52%
without Deferred Sales Charge	8.77%		-0.49%	2.52%
Bloomberg U.S. Municipal Bond Index	6.09%		1.02%	2.43%

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 240,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 1,076,105
Portfolio Turnover	15.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$240	171	$1,076,105	15.47%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon High Yield Municipal Bond Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 9.89%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Stubborn inflation and tight monetary policy hindered the market, but it rebounded late in the period as inflation eased, and investors began to anticipate the beginning of Fed rate decreases.

• The fund’s focus on high yield municipals led to outperformance versus the investment-grade benchmark.  High yield municipals performed well versus most other instruments of similar duration.

• The fund’s exposure to below-investment-grade tobacco securities was a detractor from performance.  Certain other security selections also unperformed during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	9.89%	0.53%	3.56%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 240,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 1,076,105
Portfolio Turnover	15.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$240	171	$1,076,105	15.47%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon High Yield Municipal Bond Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 9.90%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Stubborn inflation and tight monetary policy hindered the market, but it rebounded late in the period as inflation eased, and investors began to anticipate the beginning of Fed rate decreases.

• The fund’s focus on high yield municipals led to outperformance versus the investment-grade benchmark.  High yield municipals performed well versus most other instruments of similar duration.

• The fund’s exposure to below-investment-grade tobacco securities was a detractor from performance.  Certain other security selections also unperformed during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	9.90%	0.56%	3.58%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 240,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 1,076,105
Portfolio Turnover	15.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$240	171	$1,076,105	15.47%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon High Yield Municipal Bond Fund | Class Z
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Z shares returned 9.78%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 6.09% for the same period.

What affected the Fund’s performance?

• Stubborn inflation and tight monetary policy hindered the market, but it rebounded late in the period as inflation eased, and investors began to anticipate the beginning of Fed rate decreases.

• The fund’s focus on high yield municipals led to outperformance versus the investment-grade benchmark.  High yield municipals performed well versus most other instruments of similar duration.

• The fund’s exposure to below-investment-grade tobacco securities was a detractor from performance.  Certain other security selections also unperformed during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Z Shares	9.78%	0.44%	3.45%
Bloomberg U.S. Municipal Bond Index	6.09%	1.02%	2.43%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 240,000,000
Holdings Count	171
Advisory Fees Paid, Amount	$ 1,076,105
Portfolio Turnover	15.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$240	171	$1,076,105	15.47%

Holdings [Text Block]	Portfolio Holdings (as of 8/31/24) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.